STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

February 28, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2%
Aerospace & Defense - .2%
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	200,000		230,745
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		287,974
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		105,814
				624,533
Asset-Backed Certificates - .4%
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A	2.39	12/25/2029	167,716	[a]	168,807
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		516,581
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	395,000	[a]	405,150
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A2	2.19	9/20/2029	31,957	[a]	32,030
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A3	2.21	9/20/2029	100,000	[a]	100,801
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	48,058	[a]	48,236
Verizon Owner Trust, Ser. 2018-1A, Cl. A1A	2.82	9/20/2022	40,869	[a]	40,994
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	200,000		203,759
				1,516,358
Asset-Backed Ctfs./Auto Receivables - .6%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	170,000		172,276
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	203,100		206,738
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	320,000	[a]	332,278
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	38,353	[a]	38,824
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	380,000	[a]	390,036
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	386,434
Oscar US Funding XII, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	380,000	[a]	379,901
				1,906,487

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Automobiles & Components - .1%
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	280,000		272,748
Volkswagen Group of America Finance, Gtd. Notes	2.70	9/26/2022	200,000	[a]	206,935
				479,683
Banks - 2.3%
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	200,000		210,339
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	229,000		239,384
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		115,876
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	60,000		60,402
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		284,980
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		74,853
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		223,327
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		354,403
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		326,596
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		281,083
Cooperatieve Rabobank, Sr. Unscd. Notes	1.34	6/24/2026	280,000	[a]	282,018
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		256,948
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		217,688
JPMorgan Chase & Co., Sr. Unscd. Notes	0.65	9/16/2024	185,000		186,195
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		449,449
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		287,032
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		217,902
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.38	12/29/2022	565,000		587,535
Morgan Stanley, Sr. Unscd. Notes	3.70	10/23/2024	85,000		93,863
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		330,304
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		84,363
NatWest Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		274,227
PNC Bank, Sr. Unscd. Notes	2.23	7/22/2022	290,000		292,290
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		245,032
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	190,000		214,041
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.79	11/29/2023	395,000	[b]	408,856
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	265,000		281,326
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		217,629
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	175,000		179,254

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Banks - 2.3% (continued)
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		369,601
				7,646,796
Beverage Products - .3%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	110,000		125,126
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	180,000		217,158
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	235,000		247,435
Keurig Dr Pepper, Gtd. Notes	3.20	5/1/2030	280,000		303,339
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	35,000		37,702
				930,760
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	235,000		246,918
Chemicals - .1%
Nutrien, Sr. Unscd. Notes	3.95	5/13/2050	220,000		249,250
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		176,667
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		76,232
				502,149
Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[c]	646,831
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[c]	622,938
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[c]	852,699
				2,122,468
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	416,525
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	165,000		177,371
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	135,000		142,032
				735,928
Commercial Mortgage Pass-Through Ctfs. - 1.6%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.18	12/15/2037	225,000	[a,b]	225,992
CD Mortgage Trust, Ser. 2016-CD2, Cl. A4	3.53	11/10/2049	100,000		111,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.6% (continued)
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		519,917
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		147,114
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/10/2030	250,000	[a]	268,036
Commercial Mortgage Trust, Ser. 2013-CR8, Cl. A5	3.61	6/10/2046	465,000		494,420
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	362,841		389,387
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4	3.18	2/10/2048	555,000		600,853
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		261,046
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	0.81	6/15/2034	335,000	[a,b]	335,283
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.05	7/10/2046	220,000		236,282
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		237,288
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Cl. A4	3.80	9/15/2047	295,000		322,206
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	0.95	12/22/2069	147,333	[a,b]	147,989
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%	0.79	7/15/2058	250,000	[a,b]	250,560
Silverstone Master Issuer, Ser. 2019-1A, Cl. 1A, 3 Month LIBOR +.57%	0.79	1/21/2070	158,750	[a,b]	159,124
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	242,978	[a]	249,960
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	200,000		210,259
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		140,263
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	205,000		219,128
				5,526,343
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		120,484
Diversified Financials - .5%
AerCap Ireland Capital, Gtd. Notes	1.75	1/30/2026	225,000		220,124
Air Lease, Sr. Unscd. Notes	0.70	2/15/2024	220,000		218,094
Air Lease, Sr. Unscd. Notes	2.88	1/15/2026	135,000		140,568
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		137,974
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		194,929

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Diversified Financials - .5% (continued)
GE Capital Funding, Gtd. Notes	4.55	5/15/2032	460,000	[a]	532,479
USAA Capital, Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	168,378
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000		109,939
				1,722,485
Energy - .9%
Cameron LNG, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	280,024
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	3.70	11/15/2029	285,000		308,886
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000		328,958
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	190,000		201,357
Enbridge, Gtd. Notes	3.13	11/15/2029	175,000	[d]	187,064
Energy Transfer Operating, Gtd. Notes	4.90	2/1/2024	225,000		246,534
Enterprise Products Operating, Gtd. Notes	2.80	1/31/2030	185,000	[d]	194,529
Equinor, Gtd. Notes	3.25	11/18/2049	130,000		132,442
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000		162,089
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000		280,459
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000		123,261
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000		245,070
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000		83,176
Total Capital International, Gtd. Notes	3.46	2/19/2029	260,000		289,709
				3,063,558
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000		106,041
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000		110,588
				216,629
Food Products - .1%
Conagra Brands, Sr. Unscd. Notes	1.38	11/1/2027	180,000		176,311
Foreign Governmental - .3%
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000		393,639
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		231,301
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	310,000		299,386
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000		69,394
				993,720
Health Care - 1.4%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000		230,834
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	220,000		238,022
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000		140,936
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	255,000		263,653

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 32.2% (continued)
Health Care - 1.4% (continued)
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	160,000	151,199
Biogen, Sr. Unscd. Notes	2.25	5/1/2030	235,000	235,414
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000	148,734
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000	89,601
Cigna, Gtd. Notes	3.05	11/30/2022	140,000	146,264
Cigna, Gtd. Notes	4.38	10/15/2028	295,000	344,337
Cigna, Sr. Unscd. Notes	2.40	3/15/2030	220,000	223,612
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	127,000	146,277
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	350,000	442,750
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000	188,223
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000	83,326
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000	135,859
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000	65,674
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000	123,195
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000	67,721
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000	42,987
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000	48,154
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000	61,916
Regeneron Pharmaceuticals, Sr. Unscd. Notes	1.75	9/15/2030	112,000	106,347
Takeda Pharmaceutical, Sr. Unscd. Notes	2.05	3/31/2030	255,000	251,185
Takeda Pharmaceutical, Sr. Unscd. Notes	3.03	7/9/2040	355,000	357,360
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000	162,627
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000	199,964
Viatris, Gtd. Notes	2.70	6/22/2030	100,000	[a] 101,480
				4,797,651
Industrial - .0%
John Deere Capital, Sr. Unscd. Notes	1.95	6/13/2022	140,000	143,130
Information Technology - .1%
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000	228,109
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	110,000	103,573
				331,682
Insurance - 1.0%
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	200,000	240,749
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	460,000	485,626

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Insurance - 1.0% (continued)
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	276,341
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	225,000	[a]	230,814
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	214,788
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	597,874
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	268,076
New York Life Insurance, Sub. Notes	3.75	5/15/2050	205,000	[a]	228,476
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	376,966
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	164,749
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		148,268
				3,232,727
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		209,079
Media - .5%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		211,271
Comcast, Gtd. Notes	2.65	2/1/2030	335,000		351,868
Comcast, Gtd. Notes	6.50	11/15/2035	210,000		304,750
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a]	293,243
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000		59,879
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		362,823
				1,583,834
Metals & Mining - .1%
Southern Copper, Sr. Unscd. Notes	5.88	4/23/2045	70,000	[d]	95,223
Steel Dynamics, Sr. Unscd. Notes	3.45	4/15/2030	75,000		81,629
				176,852
Municipal Securities - .6%
Arizona Department of Transportation Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000		47,751
California, GO, Ser. A	2.38	10/1/2026	230,000		247,885
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		42,499
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		160,797
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		26,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Municipal Securities - ..6% (continued)
Los Angeles Department of Water & Power System, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000		171,752
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000		122,036
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000		271,075
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		288,639
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		14,050
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000		268,040
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		184,102
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000		69,378
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000		69,577
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000		53,223
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000		142,308
				2,179,685
Real Estate - .9%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000		252,760
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000		196,001
American Tower, Sr. Unscd. Notes	2.40	3/15/2025	140,000		146,725
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000		235,770
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	195,000		191,716
CyrusOne, Gtd. Notes	2.90	11/15/2024	35,000		37,157
CyrusOne, Gtd. Notes	3.45	11/15/2029	85,000		89,550
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	235,000		249,491
Prologis, Sr. Unscd. Notes	2.13	4/15/2027	40,000		41,633
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	120,000		122,976
SBA Tower Trust, Notes	2.84	1/15/2025	210,000	[a]	223,024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Real Estate - .9% (continued)
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	230,000		250,811
Spirit Realty, Gtd. Notes	2.10	3/15/2028	340,000		336,416
VEREIT Operating Partnership, Gtd. Notes	2.85	12/15/2032	225,000		224,702
WP Carey, Sr. Unscd. Notes	2.25	4/1/2033	295,000		287,986
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	175,000		175,724
				3,062,442
Retailing - .6%
7-Eleven, Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a]	259,314
Dollar General, Sr. Unscd. Notes	3.50	4/3/2030	200,000	[d]	220,611
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000		126,181
McDonald's, Sr. Unscd. Notes	3.50	7/1/2027	100,000		111,841
McDonald's, Sr. Unscd. Notes	3.60	7/1/2030	80,000		89,777
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	370,000		383,911
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000		281,029
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	270,000		305,888
Walmart, Sr. Unscd. Notes	3.05	7/8/2026	270,000		297,473
				2,076,025
Semiconductors & Semiconductor Equipment - .1%
Broadcom, Gtd. Notes	4.70	4/15/2025	225,000		254,112
Supranational Bank - .3%
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	175,000		179,614
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000		324,567
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000		313,134
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	320,000	[d]	325,285
				1,142,600
Technology Hardware & Equipment - .3%
Apple, Sr. Unscd. Notes	1.65	5/11/2030	140,000		137,408
Apple, Sr. Unscd. Notes	2.05	9/11/2026	425,000		444,828
Dell International, Sr. Scd. Notes	6.02	6/15/2026	130,000	[a]	155,930
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	145,000		153,411
				891,577
Telecommunication Services - .8%
AT&T, Sr. Unscd. Notes	2.55	12/1/2033	438,000	[a]	423,595
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000		107,288
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	225,000		268,079
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/2026	95,000		101,894
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	200,000	[a]	216,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Telecommunication Services - .8% (continued)
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000		181,681
T-Mobile USA, Sr. Scd. Notes	2.55	2/15/2031	155,000	[a]	154,332
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	270,000	[a]	297,181
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	47,000		51,336
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000		159,806
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	495,000		567,764
				2,529,131
Transportation - .3%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000		408,440
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000		226,130
FedEx, Gtd. Notes	4.40	1/15/2047	205,000		234,033
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000		155,701
				1,024,304
U.S. Government Agencies - .3%
Federal Home Loan Bank, Bonds	1.88	11/29/2021	445,000		450,966
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[c,d]	599,380
				1,050,346
U.S. Government Agencies Mortgage-Backed - 8.9%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/25/2058	360,516	[c]	397,587
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2	3.50	5/25/2029	165,000	[c]	181,596
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[c]	281,661
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[c]	273,659
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2050			1,004,659	[c]	1,016,286
2.50%, 11/1/2027-9/1/2050			1,989,992	[c]	2,074,739
3.00%, 6/1/2031-12/1/2046			988,336	[c]	1,048,701
3.50%, 12/1/2041-8/1/2049			1,351,804	[c]	1,461,737
5.50%, 4/1/2022-1/1/2036			45,530	[c]	52,947
Federal National Mortgage Association:
2.00%, 12/1/2045-1/1/2051			2,651,825	[c]	2,684,112
2.50%, 9/1/2028-12/1/2050			3,527,876	[c]	3,671,022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
U.S. Government Agencies Mortgage-Backed - 8.9% (continued)
3.00%, 6/1/2028-1/1/2059			6,186,143	[c]	6,538,241
3.50%, 8/1/2034-8/1/2056			4,130,382	[c]	4,434,493
4.00%, 7/1/2042-5/1/2050			1,542,932	[c]	1,695,055
4.50%, 2/1/2039-9/1/2049			1,668,688	[c]	1,859,525
5.00%, 4/1/2035-12/1/2048			499,132	[c]	567,914
5.50%, 9/1/2034-5/1/2039			39,116	[c]	44,754
8.00%, 3/1/2030			92	[c]	93
Government National Mortgage Association I:
5.50%, 4/15/2033			11,541		13,432
Government National Mortgage Association II:
3.00%, 1/20/2045-11/20/2047			740,569		783,493
4.00%, 10/20/2047-1/20/2048			526,484		571,330
4.50%, 7/20/2048			195,435		213,372
				29,865,749
U.S. Treasury Securities - 6.4%
U.S. Treasury Bonds	1.63	11/15/2050	450,000	[d]	400,289
U.S. Treasury Bonds	1.88	2/15/2051	565,000		535,715
U.S. Treasury Bonds	2.88	5/15/2049	1,305,000		1,520,172
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	178,032	[e]	220,707
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	7/15/2030	741,578	[d,e]	813,050
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	1,347,787	[e]	1,495,025
U.S. Treasury Notes	0.25	10/31/2025	5,935,000	[d]	5,824,646
U.S. Treasury Notes	0.25	11/15/2023	7,075,000	[d]	7,078,040
U.S. Treasury Notes	1.50	1/15/2023	770,000		789,821
U.S. Treasury Notes	1.75	11/15/2029	245,000	[d]	254,494
U.S. Treasury Notes	1.75	12/31/2024	1,030,000		1,080,293
U.S. Treasury Notes	2.63	12/15/2021	125,000		127,530
U.S. Treasury Notes	2.88	11/30/2023	1,325,000		1,420,907
				21,560,689
Utilities - 1.1%
American Electric Power, Sr. Unscd. Notes	3.25	3/1/2050	155,000		151,965
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000		105,403
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		188,210
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		184,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.2% (continued)
Utilities - 1.1% (continued)
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000		300,461
Duke Energy Indiana, First Mortgage Bonds	2.75	4/1/2050	125,000		117,144
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000		273,353
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		251,626
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000		525,809
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000		126,319
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000		145,998
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000		305,787
NRG Energy, Sr. Scd. Notes	2.45	12/2/2027	440,000	[a]	444,954
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000		110,274
Sierra Pacific Power, Notes, Ser. P	6.75	7/1/2037	25,000		36,579
Southern California Edison, First Mortgage Bonds	3.65	2/1/2050	40,000		41,209
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000		270,402
Xcel Energy, Sr. Unscd. Notes	2.60	12/1/2029	260,000		273,082
				3,852,813
Total Bonds and Notes (cost $104,038,393)			108,496,038
Description			Shares		Value ($)
Common Stocks - 64.5%
Aerospace & Defense - .6%
L3Harris Technologies			4,702		855,341
Northrop Grumman			1,778		518,571
The Boeing Company			3,686	[f]	781,469
				2,155,381
Agriculture - .4%
Philip Morris International			14,911		1,252,822
Automobiles & Components - 1.3%
General Motors			28,529	[f]	1,464,394
Tesla			4,523	[f]	3,055,286
				4,519,680
Banks - 2.5%
Bank of America			50,450		1,751,119
JPMorgan Chase & Co.			31,202		4,591,998
Truist Financial			19,105		1,088,221
Wells Fargo & Co.			25,085		907,324
				8,338,662
Beverage Products - .9%
CVS Health			6,458		439,984

Description	Shares	Value ($)
Common Stocks - 64.5% (continued)
Beverage Products - .9% (continued)
PepsiCo	19,062	2,462,620
		2,902,604
Building Materials - .3%
Carrier Global	27,288	996,831
Chemicals - 1.2%
CF Industries Holdings	46,095	2,087,182
The Mosaic Company	17,036	500,858
Vulcan Materials	9,476	1,582,397
		4,170,437
Commercial & Professional Services - .7%
Square, Cl. A	9,722	[f] 2,236,352
Consumer Discretionary - 1.2%
Dolby Laboratories, Cl. A	7,989	779,966
Las Vegas Sands	51,947	[f] 3,251,882
		4,031,848
Consumer Durables & Apparel - .5%
VF	21,554	1,705,568
Diversified Financials - 4.3%
Ally Financial	29,615	1,229,022
Ameriprise Financial	5,587	1,236,068
Capital One Financial	19,935	2,395,988
LPL Financial Holdings	8,029	1,056,135
Morgan Stanley	34,861	2,679,765
The Charles Schwab	12,762	787,671
The Goldman Sachs Group	8,291	2,648,809
Voya Financial	38,899	[d] 2,344,832
		14,378,290
Electronic Components - 1.1%
AMETEK	14,179	1,672,697
Hubbell	6,057	1,075,178
Quanta Services	12,696	1,064,560
		3,812,435
Energy - 3.2%
Array Technologies	23,811	[d,f] 882,912
ConocoPhillips	22,065	1,147,601
EQT	95,993	[f] 1,707,715
Exxon Mobil	24,358	1,324,344
Hess	22,715	1,488,514
Marathon Petroleum	43,868	2,396,070
NextEra Energy Partners	15,809	1,148,366
Valero Energy	8,133	626,078
		10,721,600
Food & Staples Retailing - .4%
Sysco	17,267	1,374,971

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.5% (continued)
Food Products - .3%
Mondelez International, Cl. A	19,895		1,057,618
Health Care - 9.3%
Abbott Laboratories	6,006		719,399
AbbVie	26,938		2,902,300
Alcon	13,636	[f]	932,702
Becton Dickinson & Co.	5,548		1,337,900
Biogen	1,938	[f]	528,841
Centene	13,366	[f]	782,446
Danaher	5,193		1,140,746
DexCom	3,310	[f]	1,316,652
Elanco Animal Health	28,052	[f]	921,789
Eli Lilly & Co.	22,870		4,685,834
HCA Healthcare	4,155		714,785
Horizon Therapeutics	15,952	[f]	1,450,196
Intuitive Surgical	2,173	[f]	1,601,066
Laboratory Corp. of America Holdings	3,009	[f]	721,889
Masimo	4,294	[f]	1,076,635
McKesson	2,701		457,874
Medtronic	24,041		2,812,076
Repligen	5,097	[f]	1,082,552
Sarepta Therapeutics	9,405	[d,f]	818,799
Seagen	7,187	[f]	1,086,028
Teleflex	3,474		1,383,069
United Therapeutics	3,018	[f]	504,549
Zimmer Biomet Holdings	13,885		2,264,088
		31,242,215
Industrial - 2.8%
Eaton	18,190		2,368,156
Ingersoll Rand	62,681	[f]	2,904,638
Rockwell Automation	5,726		1,393,021
Trane Technologies	18,349		2,811,801
		9,477,616
Information Technology - 8.1%
Ansys	3,995	[f]	1,362,255
Cloudera	67,730	[d,f]	1,093,162
HubSpot	3,697	[f]	1,903,955
Medallia	25,337	[d,f]	1,022,855
Microsoft	36,485		8,478,384
PayPal Holdings	12,950	[f]	3,365,057
salesforce.com	10,591	[f]	2,292,951
ServiceNow	4,279	[f]	2,282,675
Snowflake, Cl. A	4,172	[f]	1,082,801
Splunk	6,382	[f]	912,690

Description	Shares		Value ($)
Common Stocks - 64.5% (continued)
Information Technology - 8.1% (continued)
Twilio, Cl. A	5,058	[f]	1,987,187
Zoom Video Communications, CI. A	3,808	[f]	1,422,707
		27,206,679
Insurance - 2.5%
Assurant	16,513		2,034,732
Berkshire Hathaway, Cl. B	10,610	[f]	2,551,811
Chubb	15,395		2,502,919
Essent Group	14,653		604,143
Reinsurance Group of America	5,205		636,207
		8,329,812
Internet Software & Services - 9.4%
Alphabet, Cl. A	1,593	[f]	3,220,902
Alphabet, Cl. C	3,590	[f]	7,312,327
Amazon.com	2,640	[f]	8,165,335
Booking Holdings	1,402	[f]	3,264,571
Facebook, Cl. A	10,330	[f]	2,661,215
Match Group	3,817	[d,f]	583,428
Pinterest, Cl. A	25,963	[f]	2,092,099
Proofpoint	7,200	[f]	870,624
Snap, Cl. A	27,625	[f]	1,813,857
Uber Technologies	31,843	[f]	1,647,875
		31,632,233
Metals & Mining - .8%
Freeport-McMoRan	58,041	[f]	1,968,170
Newmont	13,860		753,707
		2,721,877
Real Estate - .3%
Weyerhaeuser	29,856	[g]	1,011,223
Retailing - .5%
Lowe's	9,551		1,525,772
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials	13,162		1,555,617
Marvell Technology Group	25,447		1,228,581
Microchip Technology	13,177		2,011,206
Micron Technology	15,398	[f]	1,409,379
NVIDIA	6,350		3,483,483
NXP Semiconductors	2,700		492,885
ON Semiconductor	30,527	[f]	1,229,322
		11,410,473
Technology Hardware & Equipment - 5.5%
Apple	67,692		8,208,332
Cognex	21,484		1,774,364
Corning	34,709		1,327,272
Crowdstrike Holdings, CI. A	5,401	[f]	1,166,616

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 64.5% (continued)
Technology Hardware & Equipment - 5.5% (continued)
Qualcomm		23,550	3,207,274
Zebra Technologies, Cl. A		5,948	[f] 2,970,610
			18,654,468
Telecommunication Services - .1%
Vodafone Group, ADR		27,894	[d] 479,219
Transportation - .7%
FedEx		2,934	746,703
Union Pacific		8,563	1,763,635
			2,510,338
Utilities - 2.2%
Clearway Energy, Cl. C		15,389	422,582
Exelon		58,322	2,251,229
NextEra Energy		19,440	1,428,451
PPL		80,748	2,114,790
The AES		43,145	1,145,931
			7,362,983
Total Common Stocks (cost $153,774,475)		217,220,007
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,391,393)	0.07	10,391,393	[h] 10,391,393

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,562,228)	0.03	1,562,228	[h] 1,562,228
Total Investments (cost $269,766,489)		100.3%	337,669,666
Liabilities, Less Cash and Receivables		(0.3%)	(1,105,683)
Net Assets		100.0%	336,563,983

ADR—American Depository Receipt

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities were valued at $10,774,106 or 3.2% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Security, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $19,089,240 and the value of the collateral was $20,835,610, consisting of cash collateral of $1,562,228 and U.S. Government & Agency securities valued at $19,273,382.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

February 28, 2021 (Unaudited)

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Asset-Backed	−	3,422,845	−	3,422,845
Collateralized Municipal-Backed Securities	−	2,122,468	−	2,122,468
Commercial Mortgage-Backed	−	5,526,343	−	5,526,343
Corporate Bonds	−	41,774,193	−	41,774,193
Equity Securities―Common Stocks	217,220,007	−	−	217,220,007
Foreign Governmental	−	993,720	−	993,720
Investment Companies	11,953,621	−	−	11,953,621
Municipal Securities	−	2,179,685	−	2,179,685
U.S. Government Agencies	−	1,050,346	−	1,050,346
U.S. Government Agencies Mortgage-Backed	−	29,865,749	−	29,865,749
U.S. Treasury Treasuries	−	21,560,689	−	21,560,689
Other Financial Instruments:
Futures††	53,599	−	−	53,599
Liabilities ($)
Other Financial Instruments:
Futures††	(7,660)	−	−	(7,660)

†  See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Balanced Opportunity Fund

February 28, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	16	6/30/2021	3,534,864	3,532,250	(2,614)
U.S. Treasury 5 Year Notes	5	6/30/2021	624,890	619,844	(5,046)
U.S. Treasury Ultra Long Bond	21	6/21/2021	3,952,612	3,970,313	17,701
Futures Short
Ultra 10 Year U.S. Treasury Notes	21	6/21/2021	3,130,117	3,094,219	35,898
Gross Unrealized Appreciation				53,599
Gross Unrealized Depreciation				(7,660)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At February 28, 2021, accumulated net unrealized appreciation on investments was $67,903,177, consisting of $70,107,263 gross unrealized appreciation and $2,204,086 gross unrealized depreciation

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.